 							    File Number 2-32773
                                               Filed Pursuant to Rule 497(e) of
                                                     the Securities Act of 1933

                                                                     May 7, 2015


                            PIONEER CORE EQUITY FUND


                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2015


FUND SUMMARY
Effective May 29, 2015, the following replaces the corresponding information under the heading "Management" in the section entitled "Fund summary":


MANAGEMENT


INVESTMENT ADVISER     Pioneer Investment Management, Inc.
PORTFOLIO MANAGEMENT   Craig Sterling, Senior Vice President and Head
                       of Equity Research, U.S. at Pioneer (portfolio
                       manager of the fund since May 2015); John
                       Peckham, Senior Vice President at Pioneer
                       (portfolio manager of the fund since 2013 and
                       its predecessor fund since 2012); and James
                       Moynihan, Vice President and Senior Equity
                       Analyst at Pioneer (portfolio manager of the
                       fund since 2013 and its predecessor fund
                       since 2010).

MANAGEMENT
Effective May 29, 2015, the following replaces the corresponding information under the heading "Portfolio management" in the section entitled "Management":

Day-to-day management of the fund's portfolio is the responsibility of a team of equity analysts that coordinate the fundamental research on companies provided by Pioneer's research teams, which include members from one or more of Pioneer's affiliates.

Craig Sterling is a Senior Vice President and Head of Equity Research, U.S. at Pioneer. He joined Pioneer in May 2015 and has served as portfolio manager of the fund since May 2015. Prior to joining Pioneer, he was Managing Director and Global Head of Equity Research at EVA Dimensions LLC in New York, an independent equity research firm. Prior to June 2011, he served as a Director in the HOLT Group at Credit Suisse.

John Peckham is a Senior Vice President at Pioneer. He joined Pioneer in 2001 and has served as portfolio manager of the fund since 2013 and its predecessor fund since 2012.

James Moynihan is a Vice President and Senior Equity Analyst at Pioneer. He joined Pioneer in 2007 and has served as portfolio manager of the fund since 2013 and its predecessor fund since 2010.









                                                                   28593-00-0515
                                 (Copyright)2015 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC

                                                                     May 7, 2015


                            PIONEER CORE EQUITY FUND


             SUPPLEMENT TO THE SUMMARY PROSPECTUS DATED MAY 1, 2015


FUND SUMMARY
Effective May 29, 2015, the following replaces the corresponding information under the heading "Management" in the section entitled "Fund summary":


MANAGEMENT


INVESTMENT ADVISER     Pioneer Investment Management, Inc.
PORTFOLIO MANAGEMENT   Craig Sterling, Senior Vice President and Head
                       of Equity Research, U.S. at Pioneer (portfolio
                       manager of the fund since May 2015); John
                       Peckham, Senior Vice President at Pioneer
                       (portfolio manager of the fund since 2013 and
                       its predecessor fund since 2012); and James
                       Moynihan, Vice President and Senior Equity
                       Analyst at Pioneer (portfolio manager of the
                       fund since 2013 and its predecessor fund
                       since 2010).

                                                                   28592-00-0515
                                 (Copyright)2015 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC